Pledged Assets and Collateral [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Pledged Assets and Collateral [Text Block]
8.	PLEDGED ASSETS AND COLLATERAL

Pledged Assets

At March 31, 2018, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2018
(in millions)
Trading account securities	¥7,848,387
Investment securities	12,670,178
Loans	13,682,588
Other	54,155

Total	¥34,255,308

The above pledged assets were classified by type of liabilities to which they related as follows:

2018
(in millions)
Deposits	¥252,233
Call money and funds purchased	4,931
Payables under repurchase agreements and securities lending transactions	18,643,579
Other short-term borrowings and long-term debt	15,330,630
Other	23,935

Total	¥34,255,308

At March 31, 2018, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans, and other assets with a combined carrying value of ¥20,661,314 million were pledged for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and Japanese Banks’ Payment Clearing Network, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in Other short-term borrowings and Long-term debt.

Under Japanese law, Japanese banks are required to maintain certain reserves on deposit with the Bank of Japan based on the amount of deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2017 and 2018 the reserve funds required to be maintained by the MUFG Group, which are included in Cash and due from banks and Interest-earning deposits in other banks, were ¥2,765,966 million and ¥2,679,482 million, respectively.

Collateral

The MUFG Group accepts and provides financial assets as collateral for transactions, principally commercial loans, repurchase agreements and securities lending transactions, call money, and derivatives. Financial assets eligible for such collateral include, among others, marketable equity securities, trade and notes receivable and CDs.

Secured parties, including creditors and counterparties to certain transactions with the MUFG Group, may sell or repledge financial assets provided as collateral. Certain contracts, however, may not be specific about the secured party’s right to sell or repledge collateral under the applicable statutes and, therefore, whether or not the secured party is permitted to sell or repledge collateral would differ depending on the interpretations of specific provisions of the existing statutes, contract or certain market practices.

If the MUFG Group determines, based on available information, that a financial asset provided as collateral might not be sold or repledged by the secured parties, such collateral is not separately reported in the accompanying consolidated balance sheets. If a secured party is permitted to sell or repledge financial assets provided as collateral by contract or custom under the existing statutes, the MUFG Group reports such pledged financial assets separately on the face of the accompanying consolidated balance sheets. At March 31, 2018, the MUFG Group pledged ¥31,507 billion of assets that may not be sold or repledged by the secured parties.

Certain banking subsidiaries accept collateral for commercial loans and certain banking transactions under a standardized agreement with customers, which provides that these banking subsidiaries may require the customers to provide collateral or guarantees with respect to the loans and other banking transactions. Financial assets pledged as collateral are generally negotiable and transferable instruments, and such negotiability and transferability are authorized by applicable legislation. In principle, Japanese legislation permits these banking subsidiaries to repledge financial assets accepted as collateral unless otherwise prohibited by contract or relevant statutes. Nevertheless, the MUFG Group did not sell or repledge nor does it plan to sell or repledge such collateral accepted in connection with commercial loans before a debtor’s default or other credit events specified in the agreements as it is not customary within the banking industry in Japan to dispose of collateral before a debtor’s default and other specified credit events. Derivative agreements commonly used in the marketplace do not prohibit a secured party’s disposition of financial assets received as collateral, and in resale agreements and securities borrowing transactions, securities accepted as collateral may be sold or repledged by the secured parties. At March 31, 2017 and 2018, the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged was ¥26,850 billion and ¥25,358 billion, respectively, of which ¥18,420 billion and ¥17,738 billion, respectively, was sold or repledged.

At March 31, 2017 and 2018, the cash collateral pledged for derivative transactions, which is included in Other assets, was ¥1,663,945 million and ¥1,473,109 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥1,080,929 million and ¥1,158,053 million, respectively.